Financial risk management - Disclosure Of Estimated Changes In Interest Rates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase Decrease In 25 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	S/ 6,182	S/ 3,489
Sensitivity of other net comprehensive income	141,881	98,418
Increase Decrease In 50 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	12,363	6,977
Sensitivity of other net comprehensive income	284,009	197,039
Increase Decrease In 50 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	25,111	17,240
Sensitivity of other net comprehensive income	408,975	436,439
Increase Decrease In 75 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	18,541	10,464
Sensitivity of other net comprehensive income	426,629	296,072
Increase Decrease In 75 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	37,661	25,857
Sensitivity of other net comprehensive income	614,760	655,985
Increase Decrease In 100 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	24,717	13,950
Sensitivity of other net comprehensive income	569,991	395,726
Increase Decrease In 100 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	50,207	34,473
Sensitivity of other net comprehensive income	821,425	876,509
Increase Decrease In 150 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	75,291	51,700
Sensitivity of other net comprehensive income	S/ 1,239,666	S/ 1,322,800